Label	Element	Value
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 1,761,000,000
Common Stock [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	6,000,000
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0